Net Loss Per Share (Schedule of Anti-Dilutive Shares Excluded from Computation Of Net Income Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,204	1,990	2,350
Common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	908	1,222	1,484
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,296	768	866